Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
Cable One, Inc.	6,919	6,790
Rosetta Stone, Inc. *	123,400	2,696
Scholastic Corp.	48,000	1,909

Total		11,395

Consumer Discretionary (9.2%)
Aaron’s, Inc.	125,303	6,591
American Public Education, Inc. *	91,478	2,755
Cavco Industries, Inc. *	28,600	3,361
CSS Industries, Inc.	72,409	434
Culp, Inc.	96,750	1,860
Dorman Products, Inc. *	58,279	5,134
Express, Inc. *	149,300	639
Garrett Motion, Inc. *	217,900	3,210
LCI Industries	37,450	2,877
Lumber Liquidators Holdings, Inc. *	148,594	1,501
Marriott Vacations Worldwide Corp.	18,833	1,761
Monro Muffler Brake, Inc.	37,700	3,262
Party City Holdco, Inc. *	157,661	1,252
Pool Corp.	35,800	5,906
Red Robin Gourmet Burgers, Inc. *	41,300	1,190
Steven Madden, Ltd.	122,550	4,147
Strategic Education, Inc.	47,632	6,254
Visteon Corp. *	18,800	1,266

Total		53,400

Consumer Staples (3.3%)
BJ’s Wholesale Club Holdings, Inc. *	46,506	1,274
Nomad Foods, Ltd. *	404,500	8,272
Post Holdings, Inc. *	42,820	4,685
PriceSmart, Inc.	20,598	1,213
The Simply Good Foods Co. *	144,884	2,983
SpartanNash Co.	35,171	558

Total		18,985

Energy (5.2%)
Apergy Corp. *	28,500	1,170
Cactus, Inc. *	32,495	1,157
Centennial Resource Development, Inc. - Class A *	331,740	2,916
Frank’s International NV *	263,570	1,637
International Seaways, Inc. *	149,180	2,557
Jagged Peak Energy, Inc. *	186,295	1,950

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Keane Group, Inc. *	339,966	3,702
Kosmos Energy, Ltd.	282,000	1,757
Matador Resources Co. *	170,000	3,286
Oceaneering International, Inc. *	61,290	967
REX American Resources Corp. *	32,300	2,604
TETRA Technologies, Inc. *	800,000	1,872
WPX Energy, Inc. *	345,760	4,533

Total		30,108

Financials (23.5%)
Assured Guaranty, Ltd.	35,300	1,568
Atlantic Capital Bancshares, Inc. *	102,370	1,825
BankUnited, Inc.	182,631	6,100
BOK Financial Corp.	36,020	2,937
Capstead Mortgage Corp.	64,471	554
CBOE Holdings, Inc.	13,388	1,278
Columbia Banking System, Inc.	155,526	5,084
East West Bancorp, Inc.	68,808	3,301
Employers Holdings, Inc.	62,000	2,487
FB Financial Corp.	91,684	2,912
Glacier Bancorp, Inc.	117,512	4,709
Green Dot Corp. - Class A *	110,620	6,709
Hercules Capital, Inc.	249,940	3,164
Heritage Commerce Corp.	124,700	1,509
Heritage Financial Corp. of Washington	93,641	2,822
Home BancShares, Inc.	486,000	8,539
Hope Bancorp, Inc.	207,900	2,719
Houlihan Lokey, Inc.	64,715	2,967
Howard Bancorp, Inc. *	95,599	1,416
Live Oak Bancshares, Inc.	71,297	1,042
Main Street Capital Corp.	62,992	2,343
Meridian Bancorp, Inc.	200,449	3,145
National Bank Holding Corp. - Class A	140,694	4,680
Origin Bancorp, Inc.	57,900	1,972
PCSB Financial Corp.	107,294	2,100
PDL Community Bancorp *	107,759	1,503
PennyMac Financial Services, Inc.	122,936	2,734
Pinnacle Financial Partners, Inc.	51,454	2,815

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Popular, Inc.	84,020	4,380
ProAssurance Corp.	89,600	3,101
Prosperity Bancshares, Inc.	68,580	4,736
Radian Group, Inc.	217,956	4,520
Redwood Trust, Inc.	119,445	1,929
Safety Insurance Group, Inc.	27,100	2,362
State Auto Financial Corp.	98,522	3,243
Sterling Bancorp, Inc.	138,174	1,401
SVB Financial Group *	6,400	1,423
Texas Capital Bancshares, Inc. *	53,100	2,899
TowneBank	184,163	4,558
United Financial Bancorp, Inc.	147,470	2,116
Virtus Investment Partners, Inc.	19,900	1,941
Webster Financial Corp.	79,032	4,005
Wintrust Financial Corp.	48,257	3,249
WSFS Financial Corp.	147,105	5,678

Total		136,475

Health Care (7.6%)
Array BioPharma, Inc. *	26,000	634
Atrion Corp.	9,177	8,064
Avanos Medical, Inc. *	109,786	4,686
Ensign Group, Inc.	126,593	6,480
Molina Healthcare, Inc. *	42,195	5,990
Momenta Pharmaceuticals, Inc. *	120,653	1,753
Patterson Cos., Inc.	40,600	887
Quidel Corp. *	121,622	7,963
Select Medical Holdings Corp. *	239,900	3,380
Ultragenyx Pharmaceutical, Inc. *	8,412	583
West Pharmaceutical Services, Inc.	24,500	2,700
Xencor, Inc. *	37,400	1,162

Total		44,282

Industrials (13.6%)
Aegion Corp. *	217,106	3,815
Beacon Roofing Supply, Inc. *	59,028	1,898
Blue Bird Corp. *	97,600	1,652
Brady Corp. - Class A	55,618	2,581
The Brink’s Co.	20,500	1,546
CIRCOR International, Inc. *	108,139	3,525

Small Cap Value Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Cubic Corp.	80,091	4,504
ESCO Technologies, Inc.	70,194	4,705
FTI Consulting, Inc. *	71,814	5,517
Genesee & Wyoming, Inc. - Class A *	52,154	4,545
Hillenbrand, Inc.	42,690	1,773
Huron Consulting Group, Inc. *	33,100	1,563
Kirby Corp. *	29,690	2,230
Landstar System, Inc.	65,300	7,143
Lydall, Inc. *	11,361	267
McGrath RentCorp	65,878	3,727
MSA Safety, Inc.	28,300	2,926
Navigant Consulting, Inc.	59,651	1,161
RBC Bearings, Inc. *	19,413	2,469
Stericycle, Inc. *	75,747	4,122
Sun Hydraulics Corp.	80,402	3,740
Thermon Group Holdings, Inc. *	87,900	2,154
Triumph Group, Inc.	300,350	5,725
Universal Forest Products, Inc.	118,700	3,548
Universal Logistics Holdings, Inc.	83,474	1,643
Upwork, Inc. *	12,353	236

Total		78,715

Information Technology (11.7%)
Belden, Inc.	170,448	9,153
Cabot Microelectronics Corp.	40,338	4,516
Ceridian HCM Holding, Inc. *	71,909	3,689
Cision, Ltd. *	247,677	3,410
Conduent, Inc. *	267,000	3,693
Cray, Inc. *	25,383	661
Cypress Semiconductor Corp.	76,000	1,134
The Descartes Systems Group, Inc. *	13,116	477
Entegris, Inc.	51,368	1,833
GTT Communications, Inc. *	90,200	3,130
Harmonic, Inc. *	744,397	4,035
i3 Verticals, Inc. *	93,100	2,236
Knowles Corp. *	258,829	4,563
Lightspeed POS Inc. *	26,763	413
Littelfuse, Inc.	47,371	8,644
MaxLinear, Inc. - Class A *	130,623	3,335
Mesa Laboratories, Inc.	13,500	3,112
Methode Electronics, Inc. - Class A	6,100	176
Q2 Holdings, Inc. *	41,500	2,874
RealPage, Inc. *	39,790	2,415
Rudolph Technologies, Inc. *	60,530	1,380

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Zendesk, Inc. *	37,750	3,209

Total		68,088

Materials (3.8%)
American Vanguard Corp.	104,300	1,796
Carpenter Technology Corp.	90,125	4,132
Clearwater Paper Corp. *	37,900	738
Constellium NV - Class A *	257,073	2,052
Minerals Technologies, Inc.	55,000	3,234
Myers Industries, Inc.	234,707	4,016
Quaker Chemical Corp.	17,463	3,498
Reliance Steel & Aluminum Co.	28,000	2,527

Total		21,993

Real Estate (11.2%)
Acadia Realty Trust	94,800	2,585
American Campus Communities, Inc.	74,741	3,556
Cedar Realty Trust, Inc.	917,169	3,118
Douglas Emmett, Inc.	71,900	2,906
EastGroup Properties, Inc.	56,900	6,352
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	143,900	3,690
Healthcare Realty Trust, Inc.	161,008	5,170
JBG SMITH Properties	114,659	4,741
Kilroy Realty Corp.	43,140	3,277
Potlatch Corp.	88,217	3,334
PS Business Parks, Inc.	30,580	4,796
QTS Realty Trust, Inc.	34,188	1,538
Saul Centers, Inc.	60,600	3,113
The St. Joe Co. *	195,500	3,224
Sunstone Hotel Investors, Inc.	297,449	4,283
Terreno Realty Corp.	143,976	6,053
Washington Real Estate Investment Trust	114,200	3,241

Total		64,977

Utilities (7.6%)
Atmos Energy Corp.	28,300	2,913
California Water Service Group	67,900	3,686
Chesapeake Utilities Corp.	76,950	7,019
MGE Energy, Inc.	34,500	2,345
NorthWestern Corp.	74,065	5,215
ONE Gas, Inc.	85,200	7,585
PNM Resources, Inc.	165,870	7,852
Portland General Electric Co.	65,200	3,380

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Utilities continued
RGC Resources, Inc.	27,872	739
Southwest Gas Holdings, Inc.	44,500	3,660

Total		44,394

Total Common Stocks (Cost: $448,436)		572,812

Short-Term Investments (1.1%)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	6,514,046	6,514

Total		6,514

Total Short-Term Investments (Cost: $6,514)		6,514

Total Investments (99.8%) (Cost: $454,950)@		579,326

Other Assets, Less Liabilities (0.2%)		1,263

Net Assets (100.0%)		580,589

Small Cap Value Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $454,950 and the net unrealized appreciation of investments based on that cost was $124,376 which is comprised of $155,880 aggregate gross unrealized appreciation and $31,504 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$572,812	$—	$—
Short-Term Investments	6,514	—	—

Total Assets:	$579,326	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand